ORDINARY SHARE AND SHARE INCENTIVE PLANS - Intrinsic Value - Additional Information (Details) - 2017 Equity Incentive Plan	12 Months Ended
Dec. 31, 2020 $ / shares
Market value of shares as reported by NASDAQ ((in dollars per share)	$ 1.38
Weighted average remaining contractual life of options exercisable	5 years 11 months 4 days
Weighted average remaining contractual life of options expected to vest	1 year 1 month 24 days